Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2021	2020
Securities available for sale	$395	392
Loans receivable	1,737	2,710
	$2,132	3,102